Organization and Nature of Operations - Summary Of Principal Subsidiaries And VIEs (Detail)	12 Months Ended
Dec. 31, 2022
Agora Lab, Inc.
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Jan. 13, 2014
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	California, United States
API Investment Limited
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Dec. 02, 2014
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Investment holding
Place Of Incorporation	Cayman Islands
Shengwang Hongkong Limited
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Dec. 12, 2014
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Investment holding
Place Of Incorporation	Hong Kong
Dayin Network Technology Co., Ltd. ("Dayin")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Apr. 30, 2015
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	PRC
Shanghai Jiyin Network Technology Co., Ltd. ("Jiyin")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	May 26, 2020
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	PRC
Agora.IO Ltd
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Jul. 25, 2019
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Investment holding
Place Of Incorporation	United Kingdom
Agora IO Singapore PTE. Ltd.
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Nov. 04, 2020
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	Singapore
Agora Labs India Private Limited
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Dec. 29, 2021
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	India
Beijing Yizhang Yunfeng Technology Co., Ltd ("Beijing Easemob")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Apr. 27, 2013
Percentage of direct/indirect economic interest	100.00%
Principal Activities	Provision of services
Place Of Incorporation	PRC
Shanghai Zhaoyan Network Technology Co., Ltd. ("Zhaoyan")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Mar. 28, 2014
Principal Activities	Provision of services
Percentage of Direct or Indirect Ownership, VIEs	100.00%
Place Of Incorporation	PRC
Beijing Zhonghuan Chuanyin Technology Co., Ltd. ("Zhonghuan")
Disclosure Of Major Subsidiaries And Variable Interest Entities [Line Items]
Date of Incorporation	Apr. 22, 2020
Percentage of Direct or Indirect Ownership, VIEs	100.00%
Principal Activities, VIEs	Provision of services
Place Of Incorporation	PRC